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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Equity Index Fund, for the quarter ended October 31, 2006. This one series has a July 31 fiscal year end.

Date of reporting period:        October 31, 2006

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co. * þ	12,326	$188,958
Johnson Controls, Inc.	13,595	1,108,536

		1,297,494

Automobiles 0.4%
Ford Motor Co. þ	130,760	1,082,693
General Motors Corp. þ	39,319	1,373,019
Harley-Davidson, Inc. þ	18,228	1,250,988

		3,706,700

Distributors 0.1%
Genuine Parts Co.	11,909	542,098

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	9,728	359,547
H&R Block, Inc.	22,362	488,833

		848,380

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	30,934	1,510,198
Darden Restaurants, Inc.	10,156	425,536
Harrah’s Entertainment, Inc.	12,917	960,121
Hilton Hotels Corp.	26,818	775,577
International Game Technology	23,594	1,002,981
Marriott International, Inc., Class A	23,886	997,718
McDonald’s Corp.	85,249	3,573,638
Starbucks Corp. *	52,558	1,984,065
Starwood Hotels & Resorts Worldwide, Inc.	15,141	904,523
Wendy’s International, Inc.	8,180	283,028
Wyndham Worldwide Corp.	13,928	410,876
Yum! Brands, Inc.	18,820	1,119,037

		13,947,298

Household Durables 0.6%
Black & Decker Corp.	5,147	431,730
Centex Corp.	8,239	430,900
D.R. Horton, Inc.	18,937	443,694
Fortune Brands, Inc.	10,485	806,821
Harman International Industries, Inc.	4,531	463,748
KB Home þ	5,459	245,327
Leggett & Platt, Inc.	12,559	293,253
Lennar Corp., Class A	9,622	456,853
Newell Rubbermaid, Inc. þ	19,249	553,986
Pulte Homes, Inc.	14,715	456,018
Snap-On, Inc.	4,035	189,766
Stanley Works	5,625	268,031
Whirlpool Corp.	5,438	472,725

		5,512,852

Internet & Catalog Retail 0.1%
Amazon.com, Inc. * þ	21,842	831,962

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,446	203,049
Eastman Kodak Co. þ	19,969	487,244
Hasbro, Inc.	11,372	294,762
Mattel, Inc.	26,277	594,648

		1,579,703

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.5%
CBS Corp., Class B	54,266	$1,570,458
Clear Channel Communications, Inc.	34,500	1,202,325
Comcast Corp., Class A *	145,482	5,916,753
Dow Jones & Co., Inc. þ	4,517	158,502
E.W. Scripps Co., Class A þ	5,793	286,522
Gannett Co., Inc.	16,432	971,788
Interpublic Group of Cos. * þ	30,643	334,315
McGraw-Hill Cos.	24,463	1,569,791
Meredith Corp.	2,707	142,118
New York Times Co., Class A þ	10,044	242,763
News Corp., Class A	162,436	3,386,791
Omnicom Group, Inc.	11,943	1,211,617
Time Warner, Inc.	282,717	5,657,167
Tribune Co. þ	13,253	441,723
Univision Communications, Inc., Class A *	17,441	611,481
Viacom, Inc., Class B *	49,319	1,919,495
Walt Disney Co.	145,298	4,571,075

		30,194,684

Multi-line Retail 1.2%
Big Lots, Inc. * þ	7,568	159,533
Dillard’s, Inc., Class A þ	4,203	126,805
Dollar General Corp.	21,686	304,255
Family Dollar Stores, Inc.	10,541	310,432
Federated Department Stores, Inc.	37,785	1,659,139
J.C. Penney Co., Inc.	15,586	1,172,535
Kohl’s Corp. *	22,759	1,606,785
Nordstrom, Inc.	15,877	751,776
Sears Holdings Corp. *	5,782	1,008,786
Target Corp.	59,693	3,532,632

		10,632,678

Specialty Retail 2.0%
AutoNation, Inc. *	10,660	213,733
AutoZone, Inc. *	3,667	410,704
Bed, Bath & Beyond, Inc. *	19,619	790,449
Best Buy Co., Inc.	28,263	1,561,531
Circuit City Stores, Inc.	9,801	264,431
Gap, Inc.	37,436	786,905
Home Depot, Inc.	143,483	5,356,220
Limited Brands, Inc.	23,612	695,846
Lowe’s Cos.	106,215	3,201,320
Office Depot, Inc. *	19,692	826,867
OfficeMax, Inc.	5,158	245,418
RadioShack Corp. þ	9,434	168,302
Sherwin-Williams Co.	7,833	463,949
Staples, Inc.	50,503	1,302,472
Tiffany & Co.	9,603	343,019
TJX Companies, Inc.	31,247	904,601

		17,535,767

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	25,433	1,008,164
Jones Apparel Group, Inc.	7,843	261,956
Liz Claiborne, Inc.	7,172	302,443
NIKE, Inc., Class B	13,316	1,223,474
VF Corp.	6,169	468,906

		3,264,943

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 9.4%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	53,438	$2,534,030
Brown-Forman Corp., Class B	5,459	394,085
Coca-Cola Co.	141,668	6,618,729
Coca-Cola Enterprises, Inc.	19,159	383,755
Constellation Brands, Inc., Class A *	14,660	403,003
Molson Coors Brewing Co., Class B	3,173	225,854
Pepsi Bottling Group, Inc.	9,443	298,588
PepsiCo, Inc.	114,609	7,270,795

		18,128,839

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	32,531	1,736,505
CVS Corp.	57,102	1,791,861
Kroger Co.	50,226	1,129,582
Safeway, Inc.	30,907	907,429
SUPERVALU, Inc.	14,712	491,381
Sysco Corp.	42,997	1,504,035
Wal-Mart Stores, Inc.	170,989	8,426,338
Walgreen Co.	70,072	3,060,745
Whole Foods Market, Inc.	9,814	626,526

		19,674,402

Food Products 1.1%
Archer-Daniels-Midland Co.	45,583	1,754,945
Campbell Soup Co. þ	16,031	599,239
ConAgra Foods, Inc.	35,511	928,613
Dean Foods Co. *	9,279	388,697
General Mills, Inc.	24,526	1,393,567
H.J. Heinz Co.	23,043	971,493
Hershey Co.	12,209	645,978
Kellogg Co.	17,374	874,086
McCormick & Co., Inc.	9,165	342,771
Sara Lee Corp.	52,841	903,581
Tyson Foods, Inc., Class A	17,515	253,092
Wm. Wrigley Jr. Co.	15,241	791,770

		9,847,832

Household Products 2.2%
Clorox Co.	10,508	678,397
Colgate-Palmolive Co.	35,899	2,296,459
Kimberly-Clark Corp.	31,852	2,118,795
Procter & Gamble Co.	220,718	13,991,314

		19,084,965

Personal Products 0.2%
Alberto-Culver Co.	5,425	275,645
Avon Products, Inc.	31,120	946,359
Estee Lauder Companies, Inc., Class A	8,980	362,702

		1,584,706

Tobacco 1.5%
Altria Group, Inc.	145,528	11,835,792
Reynolds American, Inc. þ	11,916	752,615
UST, Inc. þ	11,180	598,801

		13,187,208

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 9.4%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	22,867	$1,578,966
BJ Services Co.	20,796	627,207
Halliburton Co.	71,681	2,318,880
Nabors Industries, Ltd. *	21,969	678,403
National Oilwell Varco, Inc. *	12,192	736,397
Noble Corp.	9,534	668,334
Rowan Companies, Inc.	7,674	256,158
Schlumberger, Ltd.	82,309	5,192,052
Smith International, Inc.	13,935	550,154
Transocean, Inc. *	21,902	1,588,771
Weatherford International, Ltd. *	24,053	988,097

		15,183,419

Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp.	31,940	1,482,655
Apache Corp.	22,887	1,494,979
Chesapeake Energy Corp.	26,304	853,302
Chevron Corp.	152,794	10,267,757
ConocoPhillips	114,548	6,900,372
Consol Energy, Inc.	12,746	451,081
Devon Energy Corp.	30,660	2,049,314
El Paso Corp. þ	48,379	662,792
EOG Resources, Inc.	16,865	1,122,029
Exxon Mobil Corp.	413,267	29,515,529
Hess Corp.	16,771	711,090
Kinder Morgan, Inc.	7,448	782,785
Marathon Oil Corp.	24,898	2,151,187
Murphy Oil Corp.	12,988	612,514
Occidental Petroleum Corp.	59,890	2,811,237
Sunoco, Inc.	9,065	599,468
Valero Energy Corp.	42,604	2,229,467
Williams Cos.	41,417	1,011,817
XTO Energy, Inc.	25,424	1,186,284

		66,895,659

FINANCIALS 21.9%
Capital Markets 3.8%
Ameriprise Financial, Inc.	16,945	872,668
Bank of New York Co.	53,049	1,823,294
Bear Stearns Cos.	8,368	1,266,497
Charles Schwab Corp.	71,888	1,309,799
E*TRADE Financial Corp. *	29,696	691,323
Federated Investors, Inc., Class B	6,297	215,924
Franklin Resources, Inc.	11,588	1,320,568
Goldman Sachs Group, Inc.	30,010	5,695,598
Janus Capital Group, Inc.	14,367	288,489
Legg Mason, Inc.	9,117	820,712
Lehman Brothers Holdings, Inc.	37,345	2,906,935
Mellon Financial Corp.	28,601	1,109,719
Merrill Lynch & Co., Inc.	61,624	5,387,170
Morgan Stanley	74,518	5,695,411
Northern Trust Corp.	13,028	765,004
State Street Corp.	23,020	1,478,575
T. Rowe Price Group, Inc.	18,191	860,616

		32,508,302

4

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 4.3%
AmSouth Bancorp	23,805	$719,387
BB&T Corp.	37,333	1,624,732
Comerica, Inc.	11,276	656,150
Commerce Bancorp, Inc. þ	12,965	452,738
Compass Bancshares, Inc.	8,995	506,059
Fifth Third Bancorp	38,782	1,545,463
First Horizon National Corp. þ	8,616	338,781
Huntington Bancshares, Inc.	16,512	403,058
KeyCorp	28,035	1,041,220
M&T Bank Corp.	5,402	658,018
Marshall & Ilsley Corp.	17,678	847,483
National City Corp.	42,047	1,566,251
North Fork Bancorp	32,383	925,506
PNC Financial Services Group, Inc.	20,469	1,433,444
Regions Financial Corp.	31,605	1,199,410
SunTrust Banks, Inc.	25,360	2,003,186
Synovus Financial Corp.	22,525	661,785
U.S. Bancorp	123,542	4,180,661
Wachovia Corp. °	133,076	7,385,718
Wells Fargo & Co.	234,074	8,494,545
Zions Bancorp	7,416	596,246

		37,239,841

Consumer Finance 0.9%
American Express Co.	84,452	4,882,170
Capital One Financial Corp.	21,280	1,688,142
SLM Corp.	28,504	1,387,575

		7,957,887

Diversified Financial Services 5.6%
Bank of America Corp.	314,619	16,948,526
Chicago Mercantile Exchange Holdings, Inc., Class A	2,473	1,238,973
CIT Group, Inc.	13,822	719,435
Citigroup, Inc.	343,681	17,239,039
JPMorgan Chase & Co.	241,318	11,448,126
Moody’s Corp.	16,461	1,091,364

		48,685,463

Insurance 4.7%
ACE, Ltd.	22,605	1,294,136
AFLAC, Inc.	34,500	1,549,740
Allstate Corp.	43,760	2,685,114
Ambac Financial Group, Inc.	7,363	614,737
American International Group, Inc.	180,655	12,134,596
AON Corp.	21,861	760,544
Chubb Corp.	28,558	1,517,858
Cincinnati Financial Corp.	12,042	549,717
Genworth Financial, Inc., Class A	31,630	1,057,707
Hartford Financial Services Group, Inc.	21,150	1,843,645
Lincoln National Corp.	19,960	1,263,668
Loews Corp.	31,775	1,236,683
Marsh & McLennan Cos.	38,261	1,126,404
MBIA, Inc.	9,368	581,003
MetLife, Inc.	52,790	3,015,893
Principal Financial Group, Inc.	18,720	1,057,493
Progressive Corp.	53,682	1,297,494

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Prudential Financial, Inc.	33,715	$2,593,695
SAFECO Corp.	8,089	470,699
St. Paul Travelers Companies, Inc.	48,030	2,455,774
Torchmark Corp.	6,878	424,235
UnumProvident Corp. þ	23,810	470,962
XL Capital, Ltd., Class A	12,533	884,203

		40,886,000

Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co., Class A	6,769	387,999
Archstone-Smith Trust	14,893	896,708
Boston Properties, Inc.	7,945	848,764
Equity Office Properties Trust	24,339	1,034,407
Equity Residential	20,226	1,104,542
Kimco Realty Corp.	15,056	668,938
Plum Creek Timber Co., Inc.	12,458	447,741
Prologis	17,039	1,078,058
Public Storage, Inc.	8,429	756,166
Simon Property Group, Inc.	15,375	1,492,912
Vornado Realty Trust	8,473	1,010,405

		9,726,640

Real Estate Management & Development 0.0%
Realogy Corp.	14,838	382,524

Thrifts & Mortgage Finance 1.5%
Countrywide Financial Corp.	42,545	1,621,815
Fannie Mae	67,284	3,987,250
Freddie Mac	48,035	3,313,935
MGIC Investment Corp.	5,871	344,980
Sovereign Bancorp, Inc. þ	24,930	594,830
Washington Mutual, Inc.	66,977	2,833,127

		12,695,937

HEALTH CARE 12.3%
Biotechnology 1.3%
Amgen, Inc. *	81,373	6,177,024
Biogen Idec, Inc. *	23,885	1,136,926
Genzyme Corp. *	18,170	1,226,657
Gilead Sciences, Inc. *	31,758	2,188,126
MedImmune, Inc. * þ	16,644	533,274

		11,262,007

Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc. þ	3,738	200,133
Baxter International, Inc.	45,351	2,084,785
Becton, Dickinson & Co.	17,010	1,191,210
Biomet, Inc.	17,020	644,037
Boston Scientific Corp. *	81,886	1,302,806
C.R. Bard, Inc.	7,196	589,784
Hospira, Inc. *	10,914	396,724
Medtronic, Inc.	79,897	3,889,386
St. Jude Medical, Inc. *	24,515	842,090
Stryker Corp.	20,631	1,078,795
Zimmer Holdings, Inc. *	16,875	1,215,169

		13,434,919

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.5%
Aetna, Inc.	38,074	$1,569,410
AmerisourceBergen Corp.	14,012	661,366
Cardinal Health, Inc.	28,190	1,845,035
Caremark Rx, Inc.	29,677	1,460,999
CIGNA Corp.	7,709	901,799
Coventry Health Care, Inc. *	11,046	518,610
Express Scripts, Inc. *	9,576	610,183
HCA, Inc.	29,469	1,488,774
Health Management Associates, Inc.	16,703	329,049
Humana, Inc. *	11,475	688,500
Laboratory Corporation of America Holdings *	8,703	596,068
Manor Care, Inc. þ	5,121	245,757
McKesson Corp.	20,808	1,042,273
Medco Health Solutions, Inc. *	20,433	1,093,166
Patterson Companies, Inc. * þ	9,659	317,298
Quest Diagnostics, Inc.	11,237	558,928
Tenet Healthcare Corp. * þ	32,764	231,314
UnitedHealth Group, Inc.	93,637	4,567,613
WellPoint, Inc. *	43,085	3,288,247

		22,014,389

Health Care Technology 0.0%
IMS Health, Inc.	14,007	390,095

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	12,669	472,554
Fisher Scientific International, Inc. *	8,649	740,527
Millipore Corp. *	3,704	239,019
PerkinElmer, Inc.	8,731	186,494
Thermo Electron Corp. *	10,955	469,641
Waters Corp. *	7,122	354,676

		2,462,911

Pharmaceuticals 6.6%
Abbott Laboratories	106,206	5,045,847
Allergan, Inc.	10,483	1,210,787
Barr Pharmaceuticals, Inc. *	7,389	386,962
Bristol-Myers Co.	136,705	3,383,449
Eli Lilly & Co.	68,365	3,829,124
Forest Laboratories, Inc. *	22,104	1,081,770
Johnson & Johnson	203,335	13,704,779
King Pharmaceuticals, Inc. *	16,899	282,720
Merck & Co., Inc.	151,275	6,870,910
Mylan Laboratories, Inc.	14,655	300,428
Pfizer, Inc.	506,869	13,508,059
Schering-Plough Corp.	102,975	2,279,866
Watson Pharmaceuticals, Inc. *	7,106	191,222
Wyeth	93,544	4,773,550

		56,849,473

INDUSTRIALS 10.8%
Aerospace & Defense 2.4%
Boeing Co.	55,259	4,412,984
General Dynamics Corp.	28,043	1,993,857
Goodrich Corp.	8,670	382,260
Honeywell International, Inc.	56,929	2,397,850
L-3 Communications Holdings, Inc.	8,553	688,688

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Lockheed Martin Corp.	24,751	$2,151,605
Northrop Grumman Corp.	23,949	1,589,974
Raytheon Co.	31,193	1,558,090
Rockwell Collins Corp.	11,916	692,081
United Technologies Corp.	70,310	4,620,773

		20,488,162

Air Freight & Logistics 0.9%
FedEx Corp.	21,300	2,439,702
United Parcel Service, Inc., Class B	75,148	5,662,402

		8,102,104

Airlines 0.1%
Southwest Airlines Co.	54,645	821,314

Building Products 0.2%
American Standard Companies, Inc.	12,130	537,238
Masco Corp.	27,674	765,186

		1,302,424

Commercial Services & Supplies 0.6%
Allied Waste Industries, Inc. *	17,631	214,217
Avery Dennison Corp.	6,562	414,325
Cintas Corp.	9,493	393,010
Equifax, Inc.	8,803	334,778
Monster Worldwide, Inc. *	8,924	361,511
Pitney Bowes, Inc.	15,400	719,334
R.R. Donnelley & Sons Co.	15,036	509,119
Robert Half International, Inc.	11,909	435,274
Waste Management, Inc.	37,573	1,408,236

		4,789,804

Construction & Engineering 0.1%
Fluor Corp.	6,089	477,560

Electrical Equipment 0.5%
American Power Conversion Corp.	11,785	356,261
Cooper Industries, Inc., Class A	6,363	569,170
Emerson Electric Co.	28,341	2,391,980
Rockwell Automation, Inc.	12,230	758,260

		4,075,671

Industrial Conglomerates 3.9%
3M Co.	52,362	4,128,220
General Electric Co.	717,634	25,196,130
Textron, Inc.	8,777	798,093
Tyco International, Ltd.	140,054	4,121,789

		34,244,232

Machinery 1.4%
Caterpillar, Inc.	45,585	2,767,465
Cummins, Inc. þ	3,654	463,985
Danaher Corp.	16,449	1,180,545
Deere & Co.	16,072	1,368,209
Dover Corp.	14,148	672,030
Eaton Corp.	10,427	755,228
Illinois Tool Works, Inc.	29,213	1,400,179
Ingersoll-Rand Co., Ltd., Class A	22,366	821,056
ITT Corp.	12,838	698,259
Navistar International Corp. *	4,289	118,934

>
EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Paccar, Inc. þ	17,331	$1,026,168
Pall Corp.	8,678	276,828
Parker Hannifin Corp.	8,357	698,896

		12,247,782

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	25,162	1,950,810
CSX Corp.	30,832	1,099,777
Norfolk Southern Corp.	28,767	1,512,281
Ryder System, Inc.	4,309	226,869
Union Pacific Corp.	18,724	1,696,956

		6,486,693

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,234	380,931

INFORMATION TECHNOLOGY 15.3%
Communications Equipment 2.7%
ADC Telecommunications, Inc. *	8,149	116,612
Avaya, Inc. * þ	31,766	406,922
Ciena Corp. * þ	5,870	138,004
Cisco Systems, Inc. *	424,366	10,239,952
Comverse Technology, Inc. *	14,042	305,694
Corning, Inc. *	108,429	2,215,205
JDS Uniphase Corp. * þ	14,641	212,728
Juniper Networks, Inc. *	39,328	677,228
Lucent Technologies, Inc. *	311,570	757,115
Motorola, Inc.	170,316	3,927,487
QUALCOMM, Inc.	114,832	4,178,737
Tellabs, Inc. *	31,122	328,026

		23,503,710

Computers & Peripherals 3.7%
Apple Computer, Inc. *	59,124	4,793,774
Dell, Inc. *	157,913	3,842,023
EMC Corp. *	159,781	1,957,317
Hewlett-Packard Co.	190,400	7,376,096
International Business Machines Corp.	105,792	9,767,775
Lexmark International, Inc., Class A *	6,972	443,350
NCR Corp. *	12,527	520,121
Network Appliance, Inc. *	25,889	944,949
QLogic Corp. *	11,076	227,944
SanDisk Corp. *	13,622	655,218
Sun Microsystems, Inc. *	243,948	1,324,638

		31,853,205

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	28,410	1,011,396
Jabil Circuit, Inc.	12,839	368,608
Molex, Inc.	9,831	343,102
Sanmina-SCI Corp. *	37,040	146,308
Solectron Corp. *	63,576	212,344
Symbol Technologies, Inc.	17,652	263,544
Tektronix, Inc.	5,820	176,753

		2,522,055

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.4%
eBay, Inc. *	81,665	$2,623,896
Google, Inc., Class A *	14,810	7,055,336
VeriSign, Inc. *	17,041	352,408
Yahoo!, Inc. *	86,412	2,276,092

		12,307,732

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	8,243	440,836
Automatic Data Processing, Inc.	38,621	1,909,422
Computer Sciences Corp. *	11,937	630,870
Convergys Corp. *	9,652	204,719
Electronic Data Systems Corp.	35,982	911,424
First Data Corp.	53,191	1,289,882
Fiserv, Inc. *	12,112	598,333
Paychex, Inc.	23,531	929,004
Sabre Holdings Corp., Class A	9,162	232,898
Unisys Corp. *	23,898	156,293
Western Union Co.	53,191	1,172,861

		8,476,542

Office Electronics 0.1%
Xerox Corp. *	68,001	1,156,017

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	37,706	802,007
Altera Corp. *	24,977	460,576
Analog Devices, Inc.	24,529	780,513
Applied Materials, Inc.	96,551	1,679,022
Broadcom Corp., Class A *	32,600	986,802
Freescale Semiconductor, Inc., Class B *	28,201	1,109,145
Intel Corp.	400,966	8,556,614
KLA-Tencor Corp.	13,840	680,513
Linear Technology Corp.	20,941	651,684
LSI Logic Corp. * þ	27,778	279,169
Maxim Integrated Products, Inc.	22,293	669,013
Micron Technology, Inc. *	50,738	733,164
National Semiconductor Corp.	20,693	502,633
Novellus Systems, Inc. *	8,567	236,877
NVIDIA Corp. *	24,505	854,489
PMC-Sierra, Inc. * þ	14,528	96,321
Teradyne, Inc. *	13,695	192,004
Texas Instruments, Inc.	106,539	3,215,347
Xilinx, Inc.	23,626	602,699

		23,088,592

Software 3.4%
Adobe Systems, Inc. *	40,262	1,540,022
Autodesk, Inc. *	16,107	591,932
BMC Software, Inc. *	14,249	431,887
CA, Inc.	28,547	706,824
Citrix Systems, Inc. *	12,777	377,305
Compuware Corp. *	25,896	208,204
Electronic Arts, Inc. *	21,318	1,127,509
Intuit, Inc. *	23,753	838,481
Microsoft Corp.	600,419	17,238,029
Novell, Inc. *	23,567	141,402

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Oracle Corp. *	280,392	$5,178,840
Parametric Technology Corp. *	7,761	151,650
Symantec Corp. *	68,764	1,364,278

		29,896,363

MATERIALS 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	15,317	1,067,135
Ashland, Inc.	4,399	259,981
Dow Chemical Co.	66,689	2,720,244
E.I. DuPont de Nemours & Co.	64,079	2,934,818
Eastman Chemical Co. þ	5,719	348,402
Ecolab, Inc.	12,419	563,202
Hercules, Inc. *	7,879	143,398
International Flavors & Fragrances, Inc.	5,484	232,960
Monsanto Co.	37,733	1,668,553
PPG Industries, Inc.	11,482	785,369
Praxair, Inc.	22,409	1,350,142
Rohm & Haas Co.	9,979	517,112
Sigma-Aldrich Corp. þ	4,614	346,558

		12,937,874

Construction Materials 0.1%
Vulcan Materials Co.	6,708	546,568

Containers & Packaging 0.1%
Ball Corp.	7,244	301,278
Bemis Co., Inc.	7,288	245,023
Pactiv Corp. *	9,592	295,817
Sealed Air Corp.	5,636	335,455
Temple-Inland, Inc.	7,560	298,166

		1,475,739

Metals & Mining 0.9%
Alcoa, Inc.	60,262	1,742,174
Allegheny Technologies, Inc.	6,993	550,559
Freeport-McMoRan Copper & Gold, Inc., Class B	13,657	825,975
Newmont Mining Corp.	31,259	1,415,095
NuCor Corp.	21,433	1,251,902
Phelps Dodge Corp.	14,180	1,423,388
United States Steel Corp.	8,556	578,386

		7,787,479

Paper & Forest Products 0.3%
International Paper Co.	31,602	1,053,927
Louisiana-Pacific Corp.	7,314	144,671
MeadWestvaco Corp.	12,594	346,587
Weyerhaeuser Co.	17,118	1,088,533

		2,633,718

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	270,010	9,247,842
BellSouth Corp.	126,226	5,692,793
CenturyTel, Inc.	8,092	325,622
Citizens Communications Co.	22,303	326,962
Embarq Corp. *	10,366	501,196

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Communications International, Inc. * þ	111,252	$960,105
Verizon Communications, Inc.	201,506	7,455,722
Windstream Corp.	32,957	452,170

		24,962,412

Wireless Telecommunication Services 0.6%
Alltel Corp.	26,982	1,438,411
Sprint Nextel Corp.	207,673	3,881,408

		5,319,819

UTILITIES 3.5%
Electric Utilities 1.6%
Allegheny Energy, Inc. *	11,442	492,349
American Electric Power Co., Inc.	27,387	1,134,643
Edison International	22,649	1,006,522
Entergy Corp.	14,484	1,243,162
Exelon Corp.	46,540	2,884,549
FirstEnergy Corp.	22,929	1,349,372
FPL Group, Inc.	28,113	1,433,763
Pinnacle West Capital Corp.	6,915	330,606
PPL Corp.	26,485	914,262
Progress Energy, Inc.	17,612	810,152
Southern Co.	51,600	1,878,240

		13,477,620

Gas Utilities 0.0%
Nicor, Inc. þ	3,096	142,292
Peoples Energy Corp. þ	2,674	116,827

		259,119

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	45,980	1,011,100
Constellation Energy Group, Inc.	12,489	779,314
Dynegy, Inc., Class A *	26,293	159,861
TXU Corp.	32,073	2,024,769

		3,975,044

Multi-Utilities 1.4%
Ameren Corp. þ	14,311	774,225
CenterPoint Energy, Inc. þ	21,673	335,498
CMS Energy Corp. *	15,404	229,366
Consolidated Edison, Inc. þ	17,133	828,381
Dominion Resources, Inc.	24,528	1,986,523
DTE Energy Co.	12,357	561,378
Duke Energy Corp.	87,104	2,755,971
KeySpan Corp.	12,167	493,737
NiSource, Inc.	18,964	441,292
PG&E Corp. þ	24,196	1,043,815
Public Service Enterprise Group, Inc.	17,499	1,068,314
Sempra Energy	18,158	963,100
TECO Energy, Inc.	14,522	239,468
Xcel Energy, Inc.	28,221	622,837

		12,343,905

Total Common Stocks (cost $423,043,979)		861,918,167

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

WARRANTS 0.0%
INDUSTRIALS 0.0%
Aerospace & Defense 0.0%
Raytheon Co., Expiring 06/16/2011 * (cost $0)	149	$2,342

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.9%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.82%, 01/04/2007 † ƒ	$500,000	495,715
4.89%, 01/11/2007 † ƒ	500,000	495,178

		990,893

	Shares	Value

MUTUAL FUND SHARES 2.8%
Evergreen Institutional Money Market Fund ø	4,088,277	4,088,277
Navigator Prime Portfolio þþ	20,189,428	20,189,428

		24,277,705

Total Short-Term Investments (cost $25,268,598)		25,268,598

Total Investments (cost $448,312,577) 102.3%		887,189,107
Other Assets and Liabilities (2.3%)		(19,758,846)

Net Assets 100.0%		$867,430,261

*	Non-income producing security
þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corp. with a cost basis of $2,975,355 at October 31, 2006. The Fund earned $63,118 of income from Wachovia Corp. for the period from August 1, 2006 to October 31, 2006.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

At October 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2006	Unrealized Gain

December 2006	19 S&P 500 Index	$5,324,043	$ 5,532,800	$208,757

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $455,335,623. The gross unrealized appreciation and depreciation on securities based on tax cost was $469,383,811 and $37,530,327, respectively, with a net unrealized appreciation of $431,853,484.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         December 26, 2006

By:	Jeremy DePalma
/s/ Jeremy DePalma
Principal Financial Officer

Date:         December 26, 2006